Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Property, plant and equipment

13.	Property, plant and equipment

The breakdown of and changes in property, plant and equipment are as follows:

		2022							2023
	Weighted average rate (p.a.)	Historical cost	Accumulated depreciation	Net opening balance	Additions	Contractual amendment	Depreciation	Write-offs and transfers	Net ending balance	Historical cost	Accumulated depreciation
Flight equipment
Aircraft - RoU(1) with purchase option	10.68%	1,406,085	(69,869)	1,336,216	14,939	-	(119,488)	(39,573)	1,192,094	1,380,225	(188,131)
Aircraft - RoU(1) with no purchase option	16.07%	8,148,917	(2,827,551)	5,321,366	387,609	(45,274)	(745,348)	(3,691)	4,914,662	8,142,660	(3,227,998)
Spare parts and engines - Own (3) (4)	6.60%	2,188,299	(1,061,674)	1,126,625	458,976	-	(143,105)	(186,941)	1,255,555	2,139,023	(883,468)
Spare parts and engines – RoU(1)	48.53%	146,188	(91,077)	55,111	136,153	1,068	(53,820)	(3,912)	134,600	275,981	(141,381)
Aircraft and engine improvements	40.08%	3,447,804	(2,453,250)	994,554	502,004	(71,677)	(465,628)	(30,040)	929,213	3,292,621	(2,363,408)
Tools	10.00%	63,183	(36,326)	26,857	6,337	-	(4,546)	(127)	28,521	68,809	(40,288)
		15,400,476	(6,539,747)	8,860,729	1,506,018	(115,883)	(1,531,935)	(264,284)	8,454,645	15,299,319	(6,844,674)

Non-aeronautical property, plant and equipment
Vehicles	20.00%	11,996	(10,349)	1,647	1,448	-	(750)	-	2,345	12,722	(10,377)
Machinery and equipment	10.00%	62,926	(51,514)	11,412	1,950	-	(1,925)	(36)	11,401	63,537	(52,136)
Furniture and fixtures	10.00%	33,870	(23,549)	10,321	2,085	-	(2,099)	(62)	10,245	34,013	(23,768)
Computers, peripherals and equipment	19.78%	52,220	(42,317)	9,903	4,969	-	(5,293)	(47)	9,532	43,613	(34,081)
Computers, peripherals and equipment – RoU(1)	43.60%	33,518	(25,579)	7,939	6,421	-	(6,468)	-	7,892	39,939	(32,047)
Third-party property improvements	20.35%	185,621	(176,432)	9,189	334	-	(4,831)	-	4,692	185,929	(181,237)
Third-party properties – RoU(1)	18.11%	254,130	(43,603)	210,527	2,201	8,368	(22,996)	-	198,100	264,699	(66,599)
Construction in progress	-	14,456	-	14,456	991	-	-	(398)	15,049	15,049	-
		648,737	(373,343)	275,394	20,399	8,368	(44,362)	(543)	259,256	659,501	(400,245)

Impairment losses (2)	-	(20,488)	-	(20,488)	(25,887)	-	-	-	(46,375)	(46,375)	-
Total property, plant and equipment in use		16,028,725	(6,913,090)	9,115,635	1,500,530	(107,515)	(1,576,297)	(264,827)	8,667,526	15,912,445	(7,244,919)

Advances to suppliers	-	473,061	-	473,061	68,751	-	-	(21,638)	520,174	520,174	-
Total		16,501,786	(6,913,090)	9,588,696	1,569,281	(107,515)	(1,576,297)	(286,465)	9,187,700	16,432,619	(7,244,919)

		2021							2022
	Weighted average rate (p.a.)	Historical cost	Accumulated depreciation	Net opening balance	Additions	Contractual amendment	Depreciation	Write-offs and transfers	Net ending balance	Historical cost	Accumulated depreciation
Flight equipment
Aircraft - RoU(1) with purchase option	10.66%	-	-	-	1,406,085	-	(69,869)	-	1,336,216	1,406,085	(69,869)
Aircraft - RoU(1) with no purchase option	16.69%	7,127,628	(1,958,755)	5,168,873	1,337,200	(186,580)	(987,591)	(10,536)	5,321,366	8,148,917	(2,827,551)
Spare parts and engines - Own (3) (4)	7.21%	2,062,646	(963,949)	1,098,697	208,237	-	(144,843)	(35,466)	1,126,625	2,188,299	(1,061,674)
Spare parts and engines – RoU(1)	30.35%	129,223	(62,908)	66,315	17,343	(378)	(28,169)	-	55,111	146,188	(91,077)
Aircraft and engine improvements	37.41%	3,143,372	(2,370,691)	772,681	604,953	-	(363,149)	(19,931)	994,554	3,447,804	(2,453,250)
Tools	10.00%	56,826	(32,327)	24,499	6,407	-	(4,024)	(25)	26,857	63,183	(36,326)
		12,519,695	(5,388,630)	7,131,065	3,580,225	(186,958)	(1,597,645)	(65,958)	8,860,729	15,400,476	(6,539,747)

Non-aeronautical property, plant and equipment
Vehicles	20.00%	11,076	(9,915)	1,161	920	-	(434)	-	1,647	11,996	(10,349)
Machinery and equipment	10.00%	62,837	(50,824)	12,013	1,341	-	(1,928)	(14)	11,412	62,926	(51,514)
Furniture and fixtures	10.00%	32,508	(22,024)	10,484	1,778	-	(1,937)	(4)	10,321	33,870	(23,549)
Computers, peripherals and equipment	19.72%	49,636	(40,869)	8,767	4,937	-	(3,785)	(16)	9,903	52,220	(42,317)
Computers, peripherals and equipment – RoU(1)	49.69%	23,210	(20,251)	2,959	10,308	-	(5,328)	-	7,939	33,518	(25,579)
Third-party property improvements	20.32%	183,345	(166,832)	16,513	3	-	(9,683)	2,356	9,189	185,621	(176,432)
Third-party properties – RoU(1)	13.13%	28,819	(24,186)	4,633	171,084	54,720	(19,910)	-	210,527	254,130	(43,603)
Construction in progress	-	15,410	-	15,410	1,402	-	-	(2,356)	14,456	14,456	-
		406,841	(334,901)	71,940	191,773	54,720	(43,005)	(34)	275,394	648,737	(373,343)

Impairment losses (2)	-	(26,854)	-	(26,854)	6,366	-	-	-	(20,488)	(20,488)	-
Total property, plant and equipment in use		12,899,682	(5,723,531)	7,176,151	3,778,364	(132,238)	(1,640,650)	(65,992)	9,115,635	16,028,725	(6,913,090)

Advances to suppliers	-	499,019	-	499,019	92,811	-	-	(118,769)	473,061	473,061	-
Total		13,398,701	(5,723,531)	7,675,170	3,871,175	(132,238)	(1,640,650)	(184,761)	9,588,696	16,501,786	(6,913,090)

(1)	Right of Use (“RoU”).
(2)	Refers to provisions for impairment losses for rotable items (spare parts), classified under “Parts and spare engines", recorded by the Company in order to present its assets according to the actual capacity for the generation of expected future benefits.
(3)	On December 31, 2023 and 2022, the balance of spare parts is granted as a guarantee to the Senior Secured Notes 2026 and 2028, as per Note 16.
(4)	On December 31, 2023, there are no engines of the Company pledged as collateral to the Spare Engine Facility and the Loan Facility. (17 engines as of December 31, 2022).

The Company evaluates its property, plant, and equipment using the cost method, meaning that after initial recognition, an item of property, plant, and equipment is presented at cost less any accumulated depreciation and impairment losses.